ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

The Commodore Americus®

Individual Flexible Premium Deferred Variable Annuities

Supplement Dated May 1, 2014 to

The Commodore Americus Prospectus Dated May 1, 2010

The information in this Supplement updates and otherwise supplements The Commodore Americus Prospectus dated May 1, 2010 (the “2010 Americus Prospectus”). Please read this Supplement carefully and retain it for future reference. Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2010 Americus Prospectus.

The Commodore Americus Prospectus currently includes the documents listed below.

•	2010 Americus Prospectus *

•	Supplement dated May 1, 2014 to the 2010 Americus Prospectus ^

•	Closed Subaccount Supplemental Prospectus dated May 1, 2014 ^

*	Mailed or delivered electronically to Contract Owners in May 2010.

^	Mailed or delivered electronically to Contract Owners in May 2014.

How to Get Copies of Compliance Documents and Financial Statements

Copies of Prospectuses and Statement of Additional Information

Please contact us or visit our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx if you would like a free copy of:

•	The Commodore Americus Prospectus;

•	Any supplement included in The Commodore Americus Prospectus;

•	A prospectus for any underlying Portfolio; or

•	The Statement of Additional Information for The Commodore Americus dated May 1, 2014 (the “Statement of Additional Information”).

Copies of Financial Statements

Please contact us if you would like a free copy of the current financial statements of Annuity Investors Variable Account A or the current financial statements of Annuity Investors Life Insurance Company.

Our Contact Information

Company Name:	Annuity Investors Life Insurance Company
Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423
Service Center:	1.800.789.6771
Website:	www.gaig.com

For use with contract form numbers A800(NQ96)-3 and A800(Q96)-3. The SEC file number for The Commodore Americus is 033-65409.

COVER PAGE—Portfolio Information—Replacement Text (May 2014)

The information set out below updates the Portfolio information on the COVER PAGE of the 2010 Americus Prospectus. It replaces in its entirety the list of Portfolios in which the Subaccounts invest and the Portfolio Updates paragraph.

American Century Variable Portfolios, Inc.	DWS Investments VIT Funds
-Capital Appreciation Fund-Class I	-Small Cap Index VIP-Class A
-Large Company Value Fund-Class I
-Mid Cap Value Fund-Class I	Invesco Variable Insurance Funds+
-Ultra® Fund-Class I	- American Value Fund-Series I Shares
-Core Equity Fund-Series I Shares
BlackRock Variable Series Funds, Inc.	-Government Securities Fund-Series I Shares
-Basic Value V.I. Fund-Class I	- Mid Cap Growth Fund-Series I Shares
-Global Allocation V.I. Fund-Class I
-High Yield V.I. Fund-Class I	Janus Aspen Series
-Money Market V.I. Fund-Class I	-Balanced Portfolio-Institutional Shares
-Enterprise Portfolio-Institutional Shares
Dreyfus Investment Portfolios	-Forty Portfolio-Institutional Shares
-Technology Growth Portfolio-Initial Shares	-Overseas Portfolio-Service Shares

The Dreyfus Socially Responsible Growth Fund,	Morgan Stanley—The Universal Institutional Funds, Inc.
Inc.-Initial Shares	-Core Plus Fixed Income Portfolio-Class I
-U.S. Real Estate Portfolio-Class I
Dreyfus Stock Index Fund, Inc.-Initial Shares
Oppenheimer Variable Account Funds
Dreyfus Variable Investment Fund	-Capital Appreciation Fund/VA-Non-Service Shares
-Appreciation Portfolio-Initial Shares	-Main Street Fund®/VA-Non-Service Shares
-Growth and Income Portfolio-Initial Shares
-Money Market Portfolio	PIMCO Variable Insurance Trust
-Opportunistic Small Cap Portfolio-Initial Shares	-High Yield Portfolio-Administrative Class
-Real Return Portfolio-Administrative Class

On April 25, 2014, the American Century VP VistaSM Fund (the “Target Fund”) was acquired by the American Century VP Capital Appreciation Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Closed Subaccount

The following investment option (“Closed Subaccount”) is available only to Contract Owners who held Accumulation Units in the Closed Subaccount on the cutoff date listed below. The Closed Subaccount will become unavailable to you once you no longer have money in the Closed Subaccount. If you currently have funds allocated to the Closed Subaccount, please see the Closed Subaccount Supplemental Prospectus dated May 1, 2014.

Closed Subaccount	Cutoff Date
Janus Aspen Series: Global Research Portfolio-Institutional Shares	April 29, 2005

EXPENSE TABLES—Replacement Text (May 2014)

The information below replaces in its entirety the EXPENSE TABLES section of the 2010 Americus Prospectus.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

This table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	5.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.
(2)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.
(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%.

Table B: Annual Expenses

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$25
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.00%
Total Separate Account Annual Expenses	1.25%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

This table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in that Portfolio’s prospectus.

Maximum Portfolio Operating Expenses	1.10%
Minimum Portfolio Operating Expenses	0.29%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund. The maximum expenses are the expenses of the Morgan Stanley UIF U.S. Real Estate Portfolio.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2013. Actual expenses of a Portfolio in future years may be higher or lower.

EXAMPLES—Replacement Text (May 2014)

The text below replaces in its entirety the EXPENSE TABLES—Examples section of the 2010 Americus Prospectus.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, the annual Contract expenses, and Portfolio fees and expenses. By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Contract with Maximum Fund Operating Expenses

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the Separate Account annual expenses (1.25%), and the maximum Portfolio expenses (1.10%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$967	$1,360	$1,839	$3,674
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$267	$860	$1,539	$3,674

Example 2: Contract with Minimum Fund Operating Expenses

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the Separate Account annual expenses (1.25%), and the minimum Portfolio expenses (0.29%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$885	$1,097	$1,375	$2,605
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$185	$597	$1,075	$2,605

FINANCIAL INFORMATION—Additional Text (May 2014)

The paragraph below is added to the FINANCIAL INFORMATION section of the 2010 Americus Prospectus and to the explanation that follows the Condensed Financial Information tables in Appendix A to the 2010 Americus Prospectus.

FINANCIAL INFORMATION

The financial statements of Annuity Investors Variable Account A for the year ended December 31, 2013, and report of independent registered public accounting firm accompany this Supplement and are included in the Statement of Additional Information.

The financial statements of Annuity Investors Life Insurance Company for the years ended December 31, 2013, 2012 and 2011 with report of independent registered public accounting firm are included in the Statement of Additional Information.

COMPANY ADDRESSES AND WEBSITE—Updated Information (May 2014)

The information below updates all references to our addresses and website in the 2010 Americus Prospectus.

Our mailing address is P.O. Box 5423, Cincinnati OH 45202-5423. You should send Written Requests to this mailing address.

You should also use this address if you want to contact us by mail because:

•	you have questions about your Contract or applicable state modifications; or

•	you want to obtain forms, Portfolio prospectuses or the Statement of Additional Information.

Our administrative office address is 301 East Fourth Street, Cincinnati OH 45202-4201. For purposes of processing Purchase Payments, allocation instructions, transfers, withdrawals, surrenders and other requests, the Company receives a request when it is received at our administrative office.

Our principal office address is 301 East Fourth Street, Cincinnati OH 45202-4201.

Our website address is www.gaig.com. The Americus prospectus and the Portfolio prospectuses are located at

www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

THE PORTFOLIOS—Replacement Text (May 2014)

The text below replaces in its entirety the PORTFOLIOS, SHARES CLASSES, ADVISORS AND PORTFOLIO INVESTMENT CATEGORIES section of the 2010 Americus Prospectus.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Capital Appreciation Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap growth
Large Company Value Fund	Class I	American Century Investment Management	US equity large cap value: large value
Mid Cap Value Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap value
Ultra® Fund	Class I	American Century Investment Management	US equity large cap growth: large growth
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	Class I	BlackRock Advisors	US equity large cap value: large value
Global Allocation V.I. Fund	Class I	BlackRock Advisors	Allocation: world allocation
High Yield V.I.	Class I	BlackRock Advisors	High yield fixed income: high yield bond
Money Market V.I. Fund	Class I	BlackRock Advisors	US money market: money market-taxable
Dreyfus
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Technology sector equity: technology
The Dreyfus Socially Responsible Growth Fund, Inc.	Initial	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	US equity large cap growth: large growth
Dreyfus Variable Investment Fund Money market Portfolio	N/A	The Dreyfus Corporation	US money market: money market- taxable
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	US equity small cap: small blend
DWS Investments VIT Funds
Small Cap Index VIP	Class A	Deutsche Investment Management Americas	US equity small cap: small blend
Invesco Variable Insurance Funds
American Value Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap value
Core Equity	Series I	Invesco Advisors	US equity large cap blend: large blend
Government Securities Fund	Series I	Invesco Advisors	US fixed income: intermediate government
Mid Cap Growth Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap growth
Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Moderate allocation: moderate allocation
Enterprise Portfolio	Institutional	Janus Capital Management	US equity mid cap: mid-cap growth
Forty Portfolio	Institutional	Janus Capital Management	US equity large cap growth: large growth
Overseas Portfolio	Service	Janus Capital Management	Global equity large cap: foreign large blend
Morgan Stanley—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US fixed income: intermediate-term bond
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Real estate sector equity: real estate
Oppenheimer Variable Account Funds
Capital Appreciation Fund/VA	Non-Service	OppenheimerFunds	US equity large cap growth: large growth
Main Street Fund®/VA	Non-Service	OppenheimerFunds	US equity large cap blend: large blend
PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management	High yield fixed income: high yield bond
Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your Contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE CONTRACTS—Replacement Text (May 2014)

The text below replaces in its entirety the corresponding paragraph in THE CONTRACT—Persons with Rights Under a Contract section of the Americus Prospectus.

Same-Gender Married Couples, Civil Union Partners, and Domestic Partners. Federal tax law now recognizes a marriage of same-gender individuals if the marriage was validly entered into in a state or foreign jurisdiction that authorizes it, regardless of whether recognized by the law of their state of residence. Therefore, the rights to become successor owner and the favorable tax treatment provided by federal tax law to a surviving spouse are available to the surviving spouse of a same-gender marriage. However, the rights to become successor owner are only available to a civil union partner/domestic partner in applicable states, and the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

FEDERAL TAX MATTERS—Replacement Text (May 2013)

The text below replaces in their entirety the corresponding paragraphs in the FEDERAL TAX MATTERS section of the 2010 Americus Prospectus.

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities

IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans

State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s

IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts

Plan Types

•   IRC §408 (IRA, SEP, SIMPLE IRA)

•   IRC §408A (Roth IRA)

•   IRC §403(b) (Tax-Sheltered Annuity)

•   IRC §401 (Pension, Profit–Sharing, 401(k))

•   Governmental IRC §457(b)

•   IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

DEFINITIONS—Additional Text (May 2012)

The definition below is added to the DEFINITONS section of the 2010 Americus Prospectus.

Surrender Value

The Surrender Value at any time is an amount equal to the Account Value as of the end of the applicable Valuation Period; less any applicable CDSC; any outstanding loans; and less any applicable premium tax or other taxes not previously deducted. On full surrender, a full contract maintenance fee will also be deducted as part of the calculation of the Surrender Value.

BENEFIT PAYMENT PERIOD—Death Benefit—Death Benefit Amount—Replacement Text (May 2012)

The paragraphs below replace in their entirety paragraphs 5-8 in the BENEFIT PAYMENT PERIOD—Death Benefit—Death Benefit Amount section of the 2010 Americus Prospectus.

Lump Sum Payments of Death Benefits Prior to January 1, 2012

Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account. If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account. The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

BENEFIT PAYMENT PERIOD—Settlement Options—Replacement Text (May 2012)

The paragraph below replaces in its entirety paragraph 2 in the BENEFIT PAYMENT PERIOD—Settlement Options section of the 2010 Americus Prospectus.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the changes. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than 5 years after the beginning of the applicable Benefit Payment Period. Commuted values are not available for any option based on life expectancy.

SETTLEMENT OPTIONS—Forms of Benefit Payments under Settlement Options—Fixed Dollar Payments—Replacement Text (May 2012)

The paragraph below replaces in its entirety paragraph 2 in the BENEFIT PAYMENT PERIOD—Forms of Benefit Payments Under Settlement Options—Fixed Dollar Payments section of the 2010 Americus Prospectus.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables with interest at 3% per year, compounded annually. For nonqualified Contracts, these guarantees are based on the sex of the Annuitant. For qualified Contracts, these guarantees are based on blended lives (60% female/40% male). The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS—Replacement Text (May 2012)

The paragraphs below replace in their entirety paragraphs 1-4 in the DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS section of the 2010 Americus Prospectus.

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the Contracts. Its principal business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the Contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives and these other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a Contract. The maximum percentage is 8.5% of the purchase payments received from a Contract. Commissions paid by the Company may also be calculated as a percentage of the Contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the Contract value on an annual basis.

Updates to Other Information (May 2011)

The information below updates information included in the January 2011 supplement to the 2010 Americus Prospectus.

Florida Residents: Purchase Payment Allocation Restriction

The restriction on allocation of Purchase Payments during the right to cancel period, which was described in the prospectus supplement dated January 1, 2011, no longer applies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

The Commodore Americus®

Individual Flexible Premium Deferred Annuities

Supplemental Prospectus Dated May 1, 2014 for

Closed Subaccounts

Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2014, for The Commodore Americus® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (the “Closed Subaccount”) investing in the following Portfolio:

Janus Aspen Series: Global Research Portfolio– Institutional Shares

The Janus Aspen Global Research Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount.

The Statement of Additional Information (“SAI”) dated May 1, 2014, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccount. The Company filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The SEC file number for The Commodore Americus® is 033-65409.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

•   The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•   The Contract is not FDIC or NCUSIF insured.

•   The Contract involves investment risk and may lose value.

For use with contract form numbers A800(NQ96)-3 and A800(Q96)-3.

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FINANCIAL INFORMATION

The financial statements of Annuity Investors Variable Account A for the year ended December 31, 2013, and report of independent registered public accounting firm accompany the 2014 Americus Supplement and are included in the Statement of Additional Information for The Commodore Americus and The Commodore Nauticus.

The financial statements of Annuity Investors Life Insurance Company for the years ended December 31, 2013, 2012 and 2011 with report of independent registered public accounting firm are included in the Statement of Additional Information for The Commodore Americus and The Commodore Nauticus.

THE PORTFOLIO

Overview

The Separate Account currently offers the Closed Subaccount only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount is invested in a Portfolio that has its own investment objectives and policies. The current Portfolio prospectus, which accompanies this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that any Portfolio will achieve its stated objectives.

You should read the Portfolio prospectus, the Contract Prospectus and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to this Closed Subaccount. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

Portfolio, Share Class, Advisor and Portfolio Investment Category

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Janus Aspen Series Global Research Portfolio	Institutional	Janus Capital Management	Global equity: world stock

INVESTMENT OPTIONS-ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janus Aspen Global Research Portfolio Closed Subaccount only if you held Accumulation Units in that Closed Subaccount as of April 29, 2005.

This investment option will become unavailable to you once you no longer have Accumulation Units in the Closed Subaccount.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

The Commodore Americus®

Individual Flexible Premium Deferred Variable Annuities

Supplement Dated May 1, 2014 to the

Statement of Additional Information of

Annuity Investors Variable Account A

Dated May 1, 2010

The information in this Supplement updates and otherwise supplements the Statement of Additional Information of Annuity Investors Variable Account A dated May 1, 2010 (the “2010 SAI”). Please read this Supplement carefully and retain it for future reference. Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2010 SAI.

The Commodore Americus Statement of Additional Information currently includes the documents listed below.

•	2010 SAI *

•	Supplement dated May 1, 2014 to the 2010 SAI ^

*	Mailed or delivered electronically to Contract Owners in May 2010.

^	Mailed or delivered electronically to Contract Owners in May 2014.

How to Get Copies of Compliance Documents and Financial Statements

Copies of Prospectuses and Statement of Additional Information

Please contact us or visit our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx if you would like a free copy of:

•	The Commodore Americus Prospectus;

•	Any supplement included in The Commodore Americus Prospectus;

•	A prospectus for any underlying Portfolio; or

•	The Statement of Additional Information for Annuity Investors Variable Account A dated May 1, 2010.

Copies of Financial Statements

Please contact us if you would like a free copy of the current financial statements of Annuity Investors Variable Account A or the current financial statements of Annuity Investors Life Insurance Company.

Our Contact Information

Company Name:	Annuity Investors Life Insurance Company
Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423
Service Center:	1.800.789.6771
Website:	www.gaig.com

For use with contract form numbers A800(NQ96)-3 and A800(Q96)-3. The SEC file number for The Commodore Americus is 033-65409.

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COMPANY ADDRESSES AND WEBSITE—Updated Information (May 2014)

The information below updates all references to our addresses and website in the 2010 SAI.

Our mailing address is P.O. Box 5423, Cincinnati OH 45202-5423. You should send Written Requests to this mailing address.

You should also use this address if you want to contact us by mail because:

•	you have questions about your Contract or applicable state modifications; or

•	you want to obtain forms, Portfolio prospectuses or the Statement of Additional Information.

Our administrative office address is 301 East Fourth Street, Cincinnati OH 45202-4201. For purposes of processing Purchase Payments, allocation instructions, transfers, withdrawals, surrenders and other requests, the Company receives a request when it is received at our administrative office.

Our principal office address is 301 East Fourth Street, Cincinnati OH 45202-4201.

Our website address is www.gaig.com. The Americus prospectus and the Portfolio prospectuses are located at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

PORTFOLIOS—Revenue We Receive from the Portfolios and/or Their Service Providers—Replacement Text (May 2014)

The paragraphs in the PORTFOLIOS—Revenue We Receive from the Portfolio and/or Their Service Providers section of the 2010 SAI are replaced in their entirety with the paragraphs in the DISTRIBUTION OF THE CONTRACTS—Payments from the Portfolios and/or Their Service Providers section set out below.

SERVICES—Experts—Replacement Text (May 2014)

The paragraph below replaces in its entirety the paragraph in the SERVICES—Experts section of the 2010 SAI.

Experts

The financial statements of the Separate Account at December 31, 2013 for each of the two years in the period then ended, and of the Company at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS—Replacement Text (May 2014)

The text below replaces in its entirety the DISTRIBUTION THE CONTRACTS section of the 2010 SAI.

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “AILIC VA Products”). The chart below sets out the approximate aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for each of the last three fiscal years. Commission information is shown in the aggregate for all AILIC VA Products.

	2013	2012	2011
Commissions paid	$4.7 million	$5.8 million	$5.3 million
Commissions retained	$691	$16,172	$6,247

On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the AILIC VA Products. As a result, the commissions retained by GAA are now insubstantial.

GAA Expenses Paid by the Company

The Company pays GAA’s operating expenses, including overhead, legal fees and accounting fees. The Company may also pay sales and other expenses incurred by GAA (such as expenses related to marketing materials and advertising) in connection with the distribution of the AILIC VA Products.

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Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2013, payments ranging from $10,000 to $15,000 were made to the following selling firms in connection with conference sponsorships: CUSO Financial Services, LP and Lincoln Investment Planning, Inc.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and related expenses incurred by the Company and/or its affiliates. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments, which may be significant.

Rule 12b-1 Fees. The Company and/or GAA receive 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.10% to 0.25%. The Company and/or GAA may receive all or a portion of a 12b-1 fee attributable to the AILIC VA Products. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.125%. Some service providers may pay more in Support Fees than others.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

FINANCIAL STATEMENTS—Replacement Text (May 2014)

The text below replaces in its entirety the FINANCIAL STATEMENTS section of the 2010 SAI.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2013 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not posted with the Statement of Additional Information on our website. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

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